Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,528,850	$ 1,442,460
Ireland
Segment Reporting Information [Line Items]
Assets	495,747	581,568
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	324,086	321,661
United States
Segment Reporting Information [Line Items]
Assets	648,559	486,232
Other
Segment Reporting Information [Line Items]
Assets	$ 60,458	$ 52,999